Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	GUINNESS ATKINSON FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000919160
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 21, 2021
Document Effective Date	dei_DocumentEffectiveDate	Dec. 21, 2021
Prospectus Date	rr_ProspectusDate	May 01, 2021
SmartETFs Sustainable Energy II ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GUINNESS ATKINSON FUNDS

SmartETFs Sustainable Energy II ETF (the “Fund”)

December 21, 2021

Supplement to the Summary Prospectus dated May 10, 2021, Prospectus and Statement of Additional

Information, each dated May 1, 2021.

This supplement contains important information about a change in where the Fund’s shares are listed for trading.

Effective January 3, 2022, the primary listing exchange for the Fund’s shares will be the NYSE Arca, Inc. The Fund’s ticker symbol on NYSE Arca will be “SULR”. Effective January 3, 2022, references in the summary prospectus, prospectus and statement of additional information to Cboe BZX as the Fund’s primary listing exchange will be replaced by NYSE Arca, Inc.

Please retain this supplement with your Summary Prospectus, Prospectus and Statement of

Additional Information for future reference.